Debt - Schedule of Assets and Liabilities Related to Asset-backed Debt Arrangements (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Account receivable, net
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Assets	$ 10,525	$ 8,861
Prepaid expenses and other
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Assets	1,180	989
Other Assets
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Assets	3,856	2,725
Accounts payable and accrued liabilities
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Liabilities	11	7
Short-term portion of long-term debt
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Liabilities	5,578	5,352
Long-term debt
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Liabilities	$ 6,791	$ 4,724